Segment Information (Tables)	12 Months Ended
Mar. 31, 2025
Segment Information [Abstract]
Schedule of Significant Segment Expenses and Other Segment	The following table presents the significant segment expenses and other segment items regularly reviewed by our CODM:
	Years ended March 31,
	2025	2024
Revenue	$74,349	$72,524
Employee benefit expense, net of government subsidies	(56,498)	(57,799)
Other direct cost to revenue	(8,318)	(8,757)
Sales and marketing expenses	(2,007)	(2,231)
Consulting and professional fees	(2,319)	(1,923)
Goodwill impairment	(291)	-
Share based compensation	(1,768)	-
Other cost and expenses, net	(4,885)	(5,741)
Other operating (expense) income, net	(27)	211
Income tax (expense) benefit	(456)	493
Net Loss	$(2,220)	$(3,223)